SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
17.	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

The Group adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”) to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, Directors and consultants and to promote the success of its business. Under the 2006 Share Incentive Plan, the Group may grant either options to purchase the Company’s ordinary shares or restricted shares (Note: The restricted shares, as named in respective grant documents, are accounted for as nonvested shares). The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2006 Share Incentive Plan (including shares issuable upon exercise of options) is 100,000,000 over 10 years. The new share incentive plan (“2011 Share Incentive Plan”) as described below was effective immediately after the listing of the Company’s ordinary shares on the Main Board of the Hong Kong Stock Exchange on December 7, 2011 and no further awards may be granted under the 2006 Share Incentive Plan on or after such date as all subsequent awards will be issued under the 2011 Share Incentive Plan. Accordingly, no share option and restricted share were granted under the 2006 Share Incentive Plan during the years ended December 31, 2015, 2014 and 2013.

Share Options

A summary of share options activity under the 2006 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	16,832,154	$1.61
Exercised	(2,967,372)	1.50
Forfeited	(82,380)	2.07
Expired	(4,989)	1.01

Outstanding as at December 31, 2013	13,777,413	1.63
Exercised	(853,905)	2.06
Expired	(6,087)	1.01

Outstanding as at December 31, 2014	12,917,421	1.60
Exercised	(1,260,018)	1.51

Outstanding as at December 31, 2015	11,657,403	$1.61	3.58	$46,548

Exercisable as at December 31, 2015	11,657,403	$1.61	3.58	$46,548

A summary of share options vested under the 2006 Share Incentive Plan at December 31, 2015 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($1.01- $5.06) (Note)	11,657,403	$1.61	3.58	$46,548

Note: No share options vested and no share options expired during the year ended December 31, 2015.

As of December 31, 2015, there was no unvested share options under the 2006 Share Incentive Plan. Share options of 1,260,018, 853,905 and 2,967,372 were exercised and proceeds amounted to $1,904, $1,758 and $4,463 were recognized during the years ended December 31, 2015, 2014 and 2013, respectively. The total intrinsic values of share options exercised for the years ended December 31, 2015, 2014 and 2013 were $5,152, $5,472 and $34,330, respectively. As of December 31, 2015, there was no unrecognized compensation costs related to share options under the 2006 Share Incentive Plan.

Restricted Shares

A summary of restricted shares activity under the 2006 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	2,238,885	$2.19
Vested	(1,297,902)	2.04
Forfeited	(38,313)	2.12

Unvested as at December 31, 2013	902,670	2.42
Vested	(902,670)	2.42

Unvested as at December 31, 2014 and 2015	—	$—

The total fair values at the date of grant of the restricted shares under the 2006 Share Incentive Plan vested during the years ended December 31, 2014 and 2013 were $2,182 and $2,643, respectively. As of December 31, 2015, there was no unrecognized compensation costs related to restricted shares under the 2006 Share Incentive Plan.

2011 Share Incentive Plan

The Group adopted the 2011 Share Incentive Plan to promote the success and enhance the value of the Company by linking personal interests of the members of the Board, employees and consultants to those of the shareholders and by providing such individuals with incentive for outstanding performance to generate superior returns to the shareholders which became effective on December 7, 2011. Under the 2011 Share Incentive Plan, the Group may grant various share-based awards, including but not limited to, options to purchase the Company’s ordinary shares, share appreciation rights, restricted shares and other types of awards. The term of such awards shall not exceed 10 years from the date of the grant. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2011 Share Incentive Plan is 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. As of December 31, 2015 and 2014, 88,584,652 and 92,621,404 ordinary shares remain available for the grant of various share-based awards under the 2011 Share Incentive Plan, respectively.

Share Options

The Group granted share options to certain personnel under the 2011 Share Incentive Plan during the years ended December 31, 2015, 2014 and 2013, with the exercise price for share options granted determined at the higher of the closing price at the date of grant and the average closing price for the five trading dates preceding the date of grant of the Company’s ordinary shares trading on the Hong Kong Stock Exchange. These share options became exercisable over vesting periods of three to four years. The share options granted expire 10 years from the date of grant.

The Group uses the Black-Scholes valuation model to determine the estimated fair value for each option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of the Company’s ADS trading on the NASDAQ Global Select Market. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair value per option under the 2011 Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Expected dividend yield	1.40%	1.11%	—
Expected stock price volatility	57.86%	69.56%	65.50%
Risk-free interest rate	1.59%	2.04%	0.82%
Expected average life of options (years)	6.1	6.1	5.1

A summary of share options activity under the 2011 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	1,901,136	$4.70
Granted	1,388,793	8.42
Exercised	(96,930)	4.70
Forfeited	(120,834)	6.00
Expired	(1,830)	4.70

Outstanding as at December 31, 2013	3,070,335	6.33
Granted	1,320,693	12.89
Exercised	(74,394)	5.34
Forfeited	(155,865)	9.84

Outstanding as at December 31, 2014	4,160,769	8.30
Granted	2,591,751	7.48
Exercised	(108,729)	4.70
Forfeited	(343,695)	9.17
Expired	(27,129)	8.42

Outstanding as at December 31, 2015	6,272,967	$7.98	8.00	$1,350

Exercisable as at December 31, 2015	2,294,499	$6.00	6.64	$1,350

A summary of share options vested and expected to vest under the 2011 Share Incentive Plan at December 31, 2015 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($4.70 - $8.42) (Note)	2,294,499	$6.00	6.64	$1,350

Note: 935,424 share options vested and 27,129 share options expired during the year ended December 31, 2015.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($7.48 - $12.98)	3,978,468	$9.12	8.79	$—

The weighted average fair values of share options granted under the 2011 Share Incentive Plan during the years ended December 31, 2015, 2014 and 2013 were $3.45, $7.11 and $4.50, respectively. Share options of 108,729, 74,394 and 96,930 were exercised and proceeds amounts to $511, $397 and $455 were recognized during the years ended December 31, 2015, 2014 and 2013, respectively. The total intrinsic values of share options exercised for the years ended December 31, 2015, 2014 and 2013 were $98, $232 and $812, respectively. As of December 31, 2015, there was $10,314 unrecognized compensation costs related to share options under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 1.81 years.

Restricted Shares

The Group has also granted restricted shares to certain personnel under the 2011 Share Incentive Plan during the years ended December 31, 2015, 2014 and 2013. These restricted shares have vesting periods of three to four years. The grant date fair value is determined with reference to the market closing price of the Company’s ADS trading on the NASDAQ Global Select Market at the date of grant.

A summary of restricted shares activity under the 2011 Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2013	1,153,890	$4.43
Granted	817,068	8.27
Vested	(378,579)	4.43
Forfeited	(60,420)	5.77

Unvested at December 31, 2013	1,531,959	6.43
Granted	746,856	12.42
Vested	(632,985)	6.04
Forfeited	(77,938)	9.57

Unvested at December 31, 2014	1,567,892	9.28
Granted	1,445,001	7.24
Vested	(603,012)	6.32
Forfeited	(175,191)	8.85

Unvested at December 31, 2015	2,234,690	$8.80

The total fair values at the date of grant of the restricted shares under the 2011 Share Incentive Plan vested during the years ended December 31, 2015, 2014 and 2013 were $3,809, $3,821 and $1,676, respectively. As of December 31, 2015, there was $11,509 of unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 1.84 years.

MCP Share Incentive Plan

MCP adopted a share incentive plan (the “MCP Share Incentive Plan”) to promote the success and enhance the value of MCP, by linking personal interests of members of the Board, employees and consultants of MCP, its subsidiaries, holding companies and affiliated companies by providing such individuals with an incentive for outstanding performance to generate superior returns to the stockholders of MCP. The MCP Share Incentive Plan, which was subsequently amended from time to time, was approved by MCP shareholders at MCP annual stockholders meeting and the Company’s shareholders at its extraordinary general meeting on June 21, 2013 and became effective on June 24, 2013, the date of approval from the Philippine SEC. Under the MCP Share Incentive Plan, MCP may grant various share-based awards, including but not limited to, options to purchase the MCP common shares, restricted shares, share appreciation rights and other types of awards. The term of such awards shall not exceed 10 years from the date of grant. The maximum aggregate number of common shares which may be issued pursuant to all awards under the MCP Share Incentive Plan is 442,630,330 shares and with up to 5% of the issued capital stock of MCP from time to time over 10 years. As of December 31, 2015 and 2014, 90,550,748 and 57,075,917 MCP common shares remain available for the grant of various share-based awards under the MCP Share Incentive Plan, respectively.

Share Options

For the year ended December 31, 2015, MCP granted share options to personnel under the MCP Share Incentive Plan, with the exercise price determined with reference to the market closing price of MCP common shares at the date of grant. These share options become exercisable over a vesting period of three years. For the year ended December 31, 2014, MCP granted 9,543,186 share options to certain personnel under the MCP Share Incentive Plan, with the exercise price for 4,861,003 share options determined at the higher of the closing price of MCP common shares at the date of grant and the average closing price for the five trading days preceding the date of grant. The exercise price for 4,682,183 share options is fixed at $0.19 per share, with the same exercise price with the share options granted on June 28, 2013 on the bases approved by MCP’s management that these personnel would contribute significantly to the pre-opening of City of Dreams Manila and joined MCP and its subsidiaries (collectively referred to as the “MCP Group”) prior to March 31, 2014. These share options became exercisable over different vesting periods of around three years. For the year ended December 31, 2013, MCP granted share options to certain personnel under the MCP Share Incentive Plan with the exercise price determined at the higher of the closing price of MCP common shares at the date of grant and the average closing price for the five trading days preceding the date of grant. These share options became exercisable over a vesting period of three years, with the first vesting on 30 days after the opening of City of Dreams Manila which were vested on March 4, 2015. All share options granted expire 10 years from the date of grant.

MCP uses the Black-Scholes valuation model to determine the estimated fair value for each option granted, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of the Company. The risk-free interest rate used for each period presented is based on the Philippine Government bond yield at the time of grant for the period equal to the expected term.

The fair value per option under the MCP Share Incentive Plan was estimated at the date of grant using the following weighted average assumptions for options granted during the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Expected dividend yield	—	—	—
Expected stock price volatility	45.00%	40.00%	45.00%
Risk-free interest rate	4.08%	3.77%	3.73%
Expected average life of options (years)	5.4	5.2	5.0

A summary of share options activity under the MCP Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as at January 1, 2013	—	$—
Granted	120,826,336	0.19
Forfeited	(4,682,183)	0.19

Outstanding as at December 31, 2013	116,144,153	0.19
Granted	9,543,186	0.24
Forfeited	(1,560,727)	0.19

Outstanding as at December 31, 2014	124,126,612	0.19
Granted	6,796,532	0.07
Forfeited	(6,195,610)	0.18
Expired	(16,902)	0.28

Outstanding as at December 31, 2015	124,710,632	$0.17	7.69	$—

Exercisable as at December 31, 2015	75,194,658	$0.18	7.53	$—

A summary of share options vested and expected to vest under the MCP Share Incentive Plan as of December 31, 2015 are presented below:

	Vested
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($0.18 - $0.28) (Note)	75,194,658	$0.18	7.53	$ —

Note: 75,211,560 share options vested and 16,902 share options expired during the year ended December 31, 2015.

	Expected to Vest
	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Range of exercise prices per share ($0.07 - $0.28)	49,515,974	$0.17	7.93	$—

The weighted average fair values of share options granted under the MCP Share Incentive Plan during the years ended December 31, 2015, 2014 and 2013 were $0.03, $0.14 and $0.09, respectively. No share options were exercised during the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015, there was $1,750 unrecognized compensation costs related to share options under the MCP Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 0.98 years.

Restricted Shares

For the years ended December 31, 2015 and 2014, MCP granted restricted shares to certain personnel under the MCP Share Incentive Plan with vesting periods of around three years. For the year ended December 31, 2013, MCP granted restricted shares to certain personnel under the MCP Share Incentive Plan with a vesting period of three years, with the first vesting on 30 days after the opening of City of Dreams Manila which were vested on March 4, 2015. The grant date fair value is determined with reference to the market closing price of the MCP common shares at the date of grant.

A summary of restricted shares activity under the MCP Share Incentive Plan as of December 31, 2015, and changes during the years ended December 31, 2015, 2014 and 2013 are presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2013	—	$—
Granted	60,413,167	0.19
Forfeited	(2,341,091)	0.19

Unvested as at December 31, 2013	58,072,076	0.19
Granted	7,079,775	0.29
Forfeited	(780,365)	0.19

Unvested as at December 31, 2014	64,371,486	0.20
Granted	5,745,033	0.08
Vested	(38,375,178)	0.18
Forfeited	(3,210,126)	0.18

Unvested as at December 31, 2015	28,531,215	$0.17

The total fair value at the date of grant of the restricted shares under the MCP Share Incentive Plan vested during the year ended December 31, 2015 was $6,989. No restricted shares under the MCP Share Incentive Plan were vested during the years ended December 31, 2014 and 2013. As of December 31, 2015, there was $2,382 unrecognized compensation costs related to restricted shares under the MCP Share Incentive Plan and the costs were expected to be recognized over a weighted average period of 1.15 years.

The impact of share options and restricted shares for the Group for the years ended December 31, 2015, 2014 and 2013 recognized in the consolidated financial statements is as follows:

	Year Ended December 31,
	2015	2014	2013
2006 Share Incentive Plan
Share options	$—	$579	$3,234
Restricted shares	—	492	2,188

Sub-total	—	1,071	5,422

2011 Share Incentive Plan
Share options	6,543	5,590	2,775
Restricted shares	7,191	5,915	3,052

Sub-total	13,734	11,505	5,827

MCP Share Incentive Plan
Share options	3,248	3,631	1,756
Restricted shares	3,845	4,194	1,982

Sub-total	7,093	7,825	3,738

Total share-based compensation expenses recognized in general and administrative expenses	$20,827	$20,401	$14,987